Fees Summary	Sep. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 220,613,559.92
Previously Paid Amount	0.00
Total Fee Amount	30,466.73
Total Offset Amount	21,112.27
Net Fee	$ 9,354.46
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A